QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Nov. 30, 2014
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)
NOTE 21:	QUARTERLY FINANCIAL DATA (UNAUDITED)

Set forth below are the consolidated statements of operations for the first, second, third and fourth quarters of 2014 and 2013.

Year Ended November 30, 2014	First Quarter	Second Quarter	Third Quarter	Fourth Quarter(1)
	(Dollars in thousands)
Net revenues	$1,129,990	$1,081,847	$1,154,129	$1,388,026
Cost of goods sold	553,637	551,542	591,926	708,447

Gross profit	576,353	530,305	562,203	679,579
Selling, general and administrative expenses	424,762	446,072	454,712	580,618
Restructuring, net	57,935	19,105	2,371	49,014

Operating income	93,656	65,128	105,120	49,947
Interest expense	(31,829)	(31,310)	(27,179)	(27,279)
Loss on early extinguishment of debt	—	(11,151)	—	(9,192)
Other income (expense), net	4,183	(6,122)	(5,605)	(14,513)

Income (loss) before income taxes	66,010	16,545	72,336	(1,037)
Income tax expense	16,387	5,556	22,536	5,066

Net income (loss)	49,623	10,989	49,800	(6,103)
Net loss attributable to noncontrolling interest	348	469	820	132

Net income (loss) attributable to Levi Strauss & Co.	$49,971	$11,458	$50,620	$(5,971)

(1)	Includes certain out-of-period adjustments, which decreased income before income taxes and net income by approximately $4.0 million and $6.0 million, respectively. For additional information see Note 1.

Year Ended November 24, 2013	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars in thousands)
Net revenues	$1,146,678	$1,098,898	$1,141,284	$1,294,831
Cost of goods sold	554,800	550,187	568,448	657,784

Gross profit	591,878	548,711	572,836	637,047
Selling, general and administrative expenses	410,423	449,074	454,750	570,718

Operating income	181,455	99,637	118,086	66,329
Interest expense	(32,157)	(32,883)	(30,903)	(33,081)
Loss on early extinguishment of debt	(114)	(575)	—	—
Other income (expense), net	6,066	(830)	(10,661)	(7,756)

Income before income taxes	155,250	65,349	76,522	25,492
Income tax expense	48,375	17,140	20,077	8,885

Net income	106,875	48,209	56,445	16,607
Net loss (income) attributable to noncontrolling interest	145	(60)	630	342

Net income attributable to Levi Strauss & Co.	$107,020	$48,149	$57,075	$16,949